Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2014
Taxes on Income [Abstract]
Schedule of Income Tax Expense
	Year ended December 31
	2012	2013	2014
Current taxes	$2,192	$1,218	$1,935
Taxes in respect to previous years	-	(609)	(560)
Deferred taxes	692	678	206
Income tax expense*	$2,884	$1,287	$1,581

*	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.

Schedule of Income (Loss) before Income Taxes and Income Taxes Expense (Benefit)

	Year ended December 31
	2012	2013	2014
Income before income taxes:
Israel	$10,473	$7,598	$3,569
Foreign jurisdiction	701	211	3,067
	11,174	7,809	6,636

Income tax expense (benefit):
Current taxes:
Israel	2,162	1,155	1,388
Foreign jurisdiction	30	63	547
	2,192	1,218	1,935

Tax expense (benefit) in respect to
previous years:
Israel	-	(660)	(565)
Foreign jurisdiction	-	51	5
	-	(609)	(560)

Deferred taxes:
Israel	421	689	225
Foreign jurisdiction	271	(11)	(19)
	692	678	206

Total	$2,884	$1,287	$1,581

Schedule of Income Tax Reconciliation

	Year ended December 31
	2012	2013	2014

Statutory tax rate	25%	25%	26.5%

Income before taxes on income as reported
In the statement of operations	$11,174	$7,809	$6,636

Computed “expected” tax expense	2,794	1,952	1,759

Non-deductible expenses, net	151	518	135
Tax adjustment in respect of different tax rate
for foreign subsidiaries	132	35	(168)
Taxes in respect to previous years	-	(609)	(560)
Influence of change in tax rate on DTA	-	15	-
Valuation allowance	(183)	63	(33
Differences in basis of measurements for
financial reporting and tax return purposes	24	(650)	466
Utilize tax losses from prior years	(2)	-	-
Other differences, net	(32)	(37)	(18)

	$2,884	$1,287	$1,581

Schedule of Deferred Tax Assets and Liabilities

	Year ended December 31
	2013	2014
Deferred tax assets:

Provision for doubtful debts	$1,839	$1,411
Vacation pay accruals and others	267	381
Capital loss carryforward	240	207
Net operating loss carryforwards	173	363
Foreign currency derivatives	-	125
Marketable securities	-	2
Cash flow hedging derivatives	-	168
Severance pay fund	24	9

Total gross deferred tax assets	2,543	2,666

Less valuation allowance	(240)	(207)

Deferred tax assets, net	2,303	2,459

Deferred tax liabilities:
Marketable securities	(8)	-
Fixed assets	(2,445)	(2,405)
Customer relations	(1,310)	(1,076)
Foreign currency derivatives	(120)	-
Cash flow hedging derivatives	(55)	-
Goodwill	(582)	(642)

Total gross deferred tax liabilities	(4,520)	(4,123)

Net deferred tax asset (liability)	$(2,217)	$(1,664)

Reconciliation of Unrecognized Tax Benefits
	2012	2013	2014

Balance at January 1	$1,394	$1,521	$1,030
Decrease related to statute expiration	-	(599)	(689)
Increase related to current year tax positions	127	108	-

Balance at December 31	$1,521	$1,030	$341